Related party transactions - Narrative (Details)				1 Months Ended	12 Months Ended
	Dec. 08, 2023 USD ($)	Jun. 23, 2022 shares	Jul. 28, 2021 USD ($)	Jul. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 shares	Nov. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Cost of sales					$ 2,791,643,000	$ 2,343,302,000	[1]	$ 1,336,688,000	[1]
Other operating income (expense), net					41,204,000	(305,000)	[1]	(50,716,000)	[1]
Borrowings					2,023,582,000	1,326,388,000
Loans received					1,923,755,000	1,300,108,000
Interest expense on credit facilities and financing obligations					116,270,000	33,331,000		11,681,000
Share capital					21,168,000	21,165,000	[2]
Other non-current interest-bearing liabilities					54,439,000	31,326,000	[2]
Other Noncurrent Financial Liabilities - Related Parties					1,409,244,000	43,643,000	[2]
Issuance to Convertible Note holders			$ 35,231,000	$ 35,231,000		0
Proceeds from sale of property, plant, and equipment					1,779,000	0	[3]	0	[3]
Property, plant and equipment					316,867,000	275,954,000	[2]
Intangible assets					1,362,281,000	1,345,515,000
Non-current lease liability					54,439,000	31,326,000
Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Lock-up period										180 days
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets					2,160,043,000	1,778,761,000		1,692,270,000
Additions					347,339,000	306,315,000
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets					1,058,398,000	1,148,131,000
Acquired IP | Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets					1,835,718,000	1,565,848,000		1,540,676,000
Additions					240,312,000	215,532,000
Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares		4,306,466		4,306,466,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares		4,306,466
Number of shares issued (in shares) | shares		294,877,349
Related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions					$ 142,692,000	$ 136,467,000		$ 137,410,000
Revenue from sale of goods, related party transactions, percentage of total revenue					0.06	0.056		0.102
Related parties | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares					220,918,695
Floorplan facilities
Disclosure of transactions between related parties [line items]
Borrowings					$ 87,039,000	$ 14,561,000
Floorplan facilities | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					35,747,000	16,690,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares		1,117,390
Volvo Cars | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					1,000,000,000	0
Undrawn borrowing facilities											$ 1,000,000,000	$ 800,000,000
Share capital												$ 350,000,000
Other non-current interest-bearing liabilities					0	0
Revenue from sale of goods, related party transactions					90,114,000	68,076,000		$ 82,090,000
Borrowings, modified carrying value					1,006,829
Volvo Cars | Related parties | Secured Overnight Financing Rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis												4.90%
Volvo Cars | Floorplan facilities | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					$ 35,747,000	16,690,000
Volvo Cars | Floorplan facilities | Related parties | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					2.00%
Volvo Cars | Floorplan facilities | Related parties | Maximum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					2.50%
Geely
Disclosure of transactions between related parties [line items]
Issuance to Convertible Note holders				$ 9,531,000
Geely | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Property, plant and equipment	$ 149,470,000
Future changes or modifications cost	6,586,000
Obligation recognized	$ 131,737,000
Significant unobservable input, assets	0.052
Other contributed capital	$ 25,565,000
Geely | Related parties
Disclosure of transactions between related parties [line items]
Borrowings											250,000,000
Undrawn borrowing facilities											250,000,000
Other non-current interest-bearing liabilities											$ 0
Issuance to Convertible Note holders			$ 9,531,000
Revenue from sale of goods, related party transactions					$ 5,895,000	$ 0		$ 2,347,000
Geely | Related parties | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Proceeds from sale of property, plant, and equipment	$ 156,056,000
Executive Management Team (“EMT”) And Managing Directors | Related parties | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Shares acquired by the incentive plan participants (in shares) | shares										38,125,000
Executive Management Team (“EMT”) And Managing Directors | Related parties | Polestar | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests										16.00%

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[3]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.